Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information
Reporting Information by Segment
	Drybulk Segment			Drilling Segment			Tanker Segment			TOTAL
	2010	2011	2012	2010	2011	2012	2010	2011	2012	2010	2011	2012

Revenues	$ 457,804	$ 365,361	$ 227,141	$ 401,941	$ 699,649	$ 941,903	$ -	$ 12,652	$ 41,095	$ 859,745	$ 1,077,662	$ 1,210,139

Vessel and rigs/drillships operating expenses	$ 71,245	$ 81,947	$ 69,640	$ 119,369	$ 281,833	$ 563,583	-	$ 9,342	$ 16,499	$ 190,614	$ 373,122	$ 649,722

Depreciation and amortization	$ 117,799	$ 103,436	$ 94,716	$ 75,092	$ 164,632	$ 225,650	-	$ 6,213	$ 15,092	$ 192,891	$ 274,281	$ 335,458
(Gain)/loss on sale of assets	$ (10,893)	$ 2,603	$ 1,046	$ 1,458	$ 754	$ 133	-	-	-	$ (9,435)	$ 3,357	$ 1,179
Impairment charge	$ 3,588	$ 144,688	-	-	-	-	-	-	-	$ 3,588	$ 144,688	-
General and administrative expenses	$ 65,874	$ 70,974	$ 52,576	$ 22,702	$ 46,718	$ 83,647	-	$ 5,555	$ 9,712	$ 88,576	$ 123,247	$ 145,935
Gain/(loss) on interest rate swaps	$ (80,202)	$ (35,488)	$ (13,229)	$ (40,303)	$ (33,455)	$ (36,974)	-	-	$ (3,870)	$ (120,505)	$ (68,943)	$ (54,073)
Gain/(loss) on FFA’s	-	$ (4,724)	$ (13,934)	-	-	-	-	$ 4,724	$ 13,934	-	-	-
Income taxes	-	-	-	$ (20,436)	$ (27,428)	$ (43,957)	-	-	-	$ (20,436)	$ (27,428)	$ (43,957)

Net income/(loss)	$ 20,373	$ (144,314)	$ (115,423)	$ 170,077	$ 97,463	$ (129,396)	-	$ (435)	$ (43,774)	$ 190,450	$ (47,286)	$ (288,593)
Net income/(loss) attributable to Dryships Inc.	$ 20,373	$ (144,314)	$ (115,423)	$ 167,954	$ 74,621	$ (87,581)	-	$ (435)	$ (43,774)	$ 188,327	$ (70,128)	$ (246,778)
Interest and finance cost	$ (91,421)	$ (90,447)	$ (95,545)	$ 24,596	$ (59,487)	$ (112,316)	-	$ 3,761	$ (2,267)	$ (66,825)	$ (146,173)	$ (210,128)
Interest income	$ 9,402	$ 6,733	$ 3,645	$ 12,464	$ 9,810	$ 553	-	$ 32	$ 5	$ 21,866	$ 16,575	$ 4,203
Change in fair value of derivatives (gain)/ loss	$ 15,320	$ (23,041)	$ (41,801)	$ 33,119	$ (15,114)	$ (16,063)	-	-	$ 3,358	$ 48,439	$ (38,155)	$ (54,506)

Total assets	$ 2,470,323	$ 2,124,848	$ 2,020,180	$ 4,389,905	$ 6,066,646	$ 6,278,860	$ 124,266	$ 430,195	$ 579,451	$ 6,984,494	$ 8,621,689	$ 8,878,491

Revenue per country

Ghana	$227,649	$230,018	$175,595
Turkey	176,228	50,183	-
Norway	(715)	-	-
Brazil	-	(617)	233,569
Namibia	-	-	33,212
Ivory Coast	-	89,686	-
Greenland	-	253,125	136
Angola	-	-	79,884
Falkland	-	-	166,795
Equatorial Guinea	-	-	56,297
Tanzania	-	78,424	196,416
Total leasing and service revenues	$403,162	$700,819	$941,903